Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 22 – RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has granted loans to executive officers and directors and their affiliates amounting to $0.1 million and $0.1 million at December 31, 2014 and 2013, respectively. During the years ended December 31, 2014, 2013, and 2012, total principal additions were $60,000, $41,000, and $252,000, respectively. Total principal payments were $0.1 million, $0.7 million, and $0.9 million for the years ended December 31, 2014, 2013, and 2012, respectively. Unfunded commitments to executive officers and directors and their affiliates totaled $30,000 and $37,000 at December 31, 2014 and 2013, respectively. None of the related party loans were classified as nonaccrual, past due, restructured or potential problem loans at December 31, 2014 or 2013.

Deposits from related parties held by the Company through IBERIABANK at December 31, 2014 and 2013 amounted to $3.0 million and $5.9 million, respectively.